Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from Operating Activities:
Net loss	$ (16,318,000)	$ (4,903,000)		$ (94,973,000)	$ (12,580,000)	$ (40,057,000)	$ (8,657,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				5,516,000	775,000	4,009,000	560,000
Non-cash lease expense - operating lease				1,959,000	1,824,000
Non-cash interest expense				253,000		3,435,000	407,000
Share-based compensation expense				8,797,000	1,002,000	2,565,000	996,000
Loss on sale of assets				194,000
Impairment loss				64,252,000		1,051,000
Deferred income tax benefit				(1,288,000)		(1,331,000)
Change in fair value of earnout liabilities				(17,250,000)
Equity in net loss of affiliate				48,000		74,000
Gain from insurance recovery						(650,000)
Gain on forgiveness of debt							(328,000)
Inventory write down						6,475,000	1,828,000
Changes in operating assets and liabilities:
Inventory				14,000	(327,000)	(7,551,000)	(1,932,000)
Prepaid expenses and other current assets				1,245,000	(1,730,000)	(2,056,000)	(250,000)
Trade receivables				28,000	(81,000)	422,000	(150,000)
Other non-current assets				(276,000)	(405,000)	(205,000)	(2,838,000)
Account payables and accrued expenses				897,000	4,770,000	8,988,000	734,000
Other non-current liabilities				(1,752,000)	(240,000)
Net cash used in operating activities				(32,432,000)	(6,992,000)	(24,830,000)	(9,630,000)
Cash Flows from Investing Activities:
Insurance proceeds						650,000
Purchases of property, plant, and equipment				(20,921,000)	(37,023,000)	(82,863,000)	(20,846,000)
Purchases of licenses and software for developed technology						(583,000)
Payment for acquisition, net of cash acquired					(14,213,000)	(49,722,000)
Net cash used in investing activities				(20,921,000)	(51,236,000)	(132,518,000)	(20,846,000)
Cash flows from Financing Activities:
Net proceeds from issuance of common stock					29,158,000	61,696,000	140,619,000
Proceeds from loan facility				20,000,000		34,000,000
Payment on loan facility						(34,000,000)
Proceeds from forgivable loan							328,000
Repayment on operating lease liabilities						(457,000)	(507,000)
Proceeds from government grant				1,906,000
Proceeds from issuance of convertible debt				10,000,000
Proceeds from sale of property, plant and equipment for failed sale-leaseback				8,080,000
Debt issuance costs				(345,000)
Net cash provided by financing activities				39,641,000	29,158,000	61,239,000	140,440,000
Net (decrease) increase in cash and cash equivalents				(13,712,000)	(29,070,000)	(96,110,000)	109,964,000
Cash and cash equivalents at beginning of period	16,146,000	113,353,000		16,146,000	113,353,000	113,353,000	3,395,000
Effect of exchange rate changes on cash and cash equivalents				901,000		(1,097,000)	(6,000)
Cash and cash equivalents at end of period			$ 113,353,000	3,335,000	84,283,000	16,146,000	113,353,000
Supplemental disclosure of cash flow information:
Increase in property and equipment resulting from capitalizing asset retirement obligations						889,000	334,000
Shares issued in exchange for businesses acquired						99,762,000
Total supplemental disclosures of cash flow information						100,651,000	606,000
Supplemental disclosures of non-cash financing activities:
Conversion of convertible loan to common stock							3,297,000
Supplemental disclosures of cash flow information:
Cash paid for interest						1,800,000	272,000
Equity in net loss of affiliate				(48,000)
Net cash used in investing activities				(20,921,000)	(51,236,000)	(132,518,000)	(20,846,000)
Non-cash activities:
Fixed assets purchases in accounts payable				708,000
Right-of-use assets obtained in exchange for new finance lease liabilities				7,229,000
Right-of-use assets obtained in exchange for new operating lease liabilities				(237,000)	42,858,000
Agrico Acquisition Corp [Member]
Cash flows from Operating Activities:
Net loss	(379,541)		(9,672)			(372,974)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by related party			9,672
Interest earned on cash and marketable securities held in Trust account	(6,823)					(19,675)
Changes in operating assets and liabilities:
Prepaid expenses	(46,282)					(6,083)
Due to related party	(73,795)					73,795
Accrued offering costs and expenses	130,439					79,068
Net cash used in operating activities	(376,002)					(245,869)
Cash Flows from Investing Activities:
Cash invested in Trust Account						(146,625,000)
Net cash used in investing activities						(146,625,000)
Cash flows from Financing Activities:
Net proceeds from issuance of common stock	8,223,786					(8,223,786)
Payment on loan facility						(171,356)
Proceeds from initial public offering, net of underwriting discount						140,875,000
Proceeds from sale of private placement warrants						7,250,000
Proceeds from issuance of promissory note to related party		25,000				25,000
Payment of offering costs						(443,347)
Payment of promissory note to related party						(171,356)
Net cash provided by financing activities		25,000				147,535,297
Net (decrease) increase in cash and cash equivalents	(376,002)	25,000				664,428
Cash and cash equivalents at beginning of period	664,428			$ 664,428
Cash and cash equivalents at end of period	288,426	25,000				664,428
Supplemental disclosure of cash flow information:
Issuance of Class B ordinary shares to Sponsor in exchange for due to related party		25,000				25,000
Deferred offering costs paid by related party			48,262			146,356
Issuance of shares to underwriter representative						1,437,500
Initial Classification of Class A ordinary shares subject to possible redemption						146,625,000
Deferred underwriting commissions payable charged to accumulated deficit						5,031,250
Deferred offering costs paid by Sponsor		57,771
Deferred offering costs included in accrued costs and expenses		$ 20,450
Supplemental disclosures of cash flow information:
Net cash used in investing activities						$ (146,625,000)